Trade Receivables	12 Months Ended
Mar. 31, 2026
Trade receivables.
Trade receivables

7.           Trade receivables

	At March 31,
	2026	2025	2024
	€M	€M	€M
Trade receivables	44.2	73.5	76.4
	44.2	73.5	76.4

All amounts fall due within one year.

There has been no change to the allowance for impairment during the year (2025: €nil 2024: €nil). There were no bad debt write-offs in the year (2025: €nil; 2024: €nil).

At March 31, 2026, €4.8m (2025: €10m; 2024: €13m) of the accounts receivable balance were past due, of which €nil (2025: €nil; 2024: €nil) was impaired. The expected credit loss was considered immaterial.